INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 216,287	$ 154,699	$ 158,409
Statutory tax expenses	25,954	18,564	19,009
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	(66)	657	335
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(162)	(384)	(1,131)
Change in tax reserve for uncertain tax positions	3,865	(625)	(51)
Effect of foreign operations taxed at various rates	8,512	4,070	3,477
Foreign Derived Intangible Income benefit	(3,559)	(2,497)	(2,483)
Tax credits	(2,553)	(1,801)	(1,640)
Adjustments for previous year's tax	(315)	(651)	(172)
Change in valuation allowance	784	871	692
Other	65	185	160
Total reconciling items	6,571	(175)	(813)
Actual tax expenses	$ 32,525	$ 18,389	$ 18,196